Shareholder Report, Average Annual Return (Details) 192893_RMB Quality Intermediate Core Fund_Class I_TSR Annual {Class I}	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name		RMB Quality Intermediate Core Fund Class I (without sales charge)
Average Annual Return, Percent	1.18%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.19%
Bloomberg Intermediate A+ U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Intermediate A+ U.S. Government/Credit Index
Average Annual Return, Percent	1.17%